Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Convertible preferred stock, par value (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized		6,200
Convertible preferred stock, shares issued		6,200
Convertible preferred stock, shares outstanding		6,200
Convertible preferred stock, liquidation preference (in dollars)		$ 6,200
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	23,000	18,000
Common stock, shares issued	3,529	3,529
Common stock, shares outstanding	1,555	1,210
Series A convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	6,200	6,200
Convertible preferred stock, shares issued	6,200	6,200
Convertible preferred stock, shares outstanding	6,200	6,200
Convertible preferred stock, liquidation preference (in dollars)	6,200	6,200
Series B convertible preferred stock
Convertible preferred stock, par value (in dollars per share)	$ 0.001
Convertible preferred stock, shares authorized	6,771
Convertible preferred stock, shares issued	6,771
Convertible preferred stock, shares outstanding	6,771
Convertible preferred stock, liquidation preference (in dollars)	$ 37,238